Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Cash and cash equivalents and deposits [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	$ 489
Other current assets [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	1,500
Accounts payable [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(524)
Other payables [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(1,991)
Post-employment benefit liabilities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(265)
Down 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(15)
Down 2% [Member] | Cash and cash equivalents and deposits [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	10
Down 2% [Member] | Other current assets [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	30
Down 2% [Member] | Accounts payable [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(10)
Down 2% [Member] | Other payables [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(40)
Down 2% [Member] | Post-employment benefit liabilities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(5)
Down 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(40)
Down 5% [Member] | Cash and cash equivalents and deposits [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	24
Down 5% [Member] | Other current assets [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	75
Down 5% [Member] | Accounts payable [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(26)
Down 5% [Member] | Other payables [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(100)
Down 5% [Member] | Post-employment benefit liabilities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(13)
Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	40
Up 5% [Member] | Cash and cash equivalents and deposits [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(24)
Up 5% [Member] | Other current assets [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(75)
Up 5% [Member] | Accounts payable [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	26
Up 5% [Member] | Other payables [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	100
Up 5% [Member] | Post-employment benefit liabilities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	13
Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	15
Up 2% [Member] | Cash and cash equivalents and deposits [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(10)
Up 2% [Member] | Other current assets [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(30)
Up 2% [Member] | Accounts payable [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	10
Up 2% [Member] | Other payables [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	40
Up 2% [Member] | Post-employment benefit liabilities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	$ 5